Supplementary Financial Information (Schedule Of Employee Benefit Obligations And Other) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 1,853	$ 1,858	$ 2,035
Operating lease liabilities	63
Investment tax credits	7	8	10
Other	90	77	57
Total employee benefit obligations and other	$ 2,013	$ 1,943	$ 2,102